FINANCIAL INSTRUMENTS AND RISKS (Details 6) R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Sensitivity value level, probable scenario	R$ (63.8)
Sensitivity value level, adverse scenario	(373.0)
Sensitivity value level, remote scenario	(745.9)
Commodities Hedge [Member] | Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	(21.1)
Sensitivity value level, probable scenario	94.6
Sensitivity value level, adverse scenario	985.4
Sensitivity value level, remote scenario	1,991.9
Commodities Hedge [Member] | Input Purchases Affecting The Commodity Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	21.1
Sensitivity value level, probable scenario	(94.6)
Sensitivity value level, adverse scenario	(985.4)
Sensitivity value level, remote scenario	(1,991.9)
Foreign Currency Exchange Hedge [Member] | Input Purchases Affecting The Commodity Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	341.4
Sensitivity value level, probable scenario	104.9
Sensitivity value level, adverse scenario	(3,336.8)
Sensitivity value level, remote scenario	(7,014.9)
Foreign Currency Exchange Hedge [Member] | Foreign Exchange Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	(341.4)
Sensitivity value level, probable scenario	(163.3)
Sensitivity value level, adverse scenario	2,995.8
Sensitivity value level, remote scenario	6,333.0
Foreign Currency Exchange Hedge [Member] | Foreign Currency Risk Portion Of Fixed Assets Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	(14.5)
Sensitivity value level, probable scenario	(13.2)
Sensitivity value level, adverse scenario	47.9
Sensitivity value level, remote scenario	110.3
Foreign Currency Exchange Hedge [Member] | Capex Purchases Affecting The Foreign Currency Exchange Risk Portion Of The Fixed Assets Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	14.5
Sensitivity value level, probable scenario	13.2
Sensitivity value level, adverse scenario	(47.9)
Sensitivity value level, remote scenario	(110.3)
Foreign Currency Exchange Hedge [Member] | Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario
Sensitivity value level, remote scenario
Foreign Currency Exchange Hedge [Member] | Expenses That Affect The Foreign Currency Exchange Risk Portion Of Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	(4.1)
Sensitivity value level, probable scenario	(3.7)
Sensitivity value level, adverse scenario	12.0
Sensitivity value level, remote scenario	28.2
Foreign Currency Exchange Hedge [Member] | Foreign Currency Exchange Risk Portion Of Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	4.1
Sensitivity value level, probable scenario	(1.7)
Sensitivity value level, adverse scenario	(44.0)
Sensitivity value level, remote scenario	(92.2)
Foreign Currency Exchange Hedge [Member] | Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments
Sensitivity value level, probable scenario	(5.4)
Sensitivity value level, adverse scenario	(32.0)
Sensitivity value level, remote scenario	(64.0)
Foreign Currency Exchange Hedge [Member] | Cash Effects Portion Of Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	(2.3)
Sensitivity value level, probable scenario	(2.5)
Sensitivity value level, adverse scenario	(17.1)
Sensitivity value level, remote scenario	(31.9)
Foreign Currency Exchange Hedge [Member] | Foreign Currency Exchange Risk Portion Of Expenses Cash [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	2.3
Sensitivity value level, probable scenario	2.5
Sensitivity value level, adverse scenario	17.1
Sensitivity value level, remote scenario	31.9
Foreign Currency Exchange Hedge [Member] | Total Cash Effects Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario
Sensitivity value level, remote scenario
Commodities And Foreign Exchange Hedges [Member] | Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments
Sensitivity value level, probable scenario	(58.4)
Sensitivity value level, adverse scenario	(341.0)
Sensitivity value level, remote scenario	R$ (681.9)